Schedule of Outstanding Debt Obligations (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Unpaid Balance	$ 975	$ 3,000	$ 2,500
Accrued Interest	445	821	388
Net Carrying Value	1,420	3,821	2,867
Less: current portion of long-term debt	(820)	(3,221)	(807)
Long-term debt, net of current portion	600	600	2,060
Discount			(21)
Term Notes Payable [Member]
Short-Term Debt [Line Items]
Unpaid Balance	375	2,200	2,500
Accrued Interest	400	753	388
Net Carrying Value	775	2,953	2,867
Discount			$ (21)
Promissory Note [Member]
Short-Term Debt [Line Items]
Unpaid Balance	600	600
Accrued Interest	45	45
Net Carrying Value	$ 645	645
Discount
Bridge Loan Payable [Member]
Short-Term Debt [Line Items]
Unpaid Balance		200
Accrued Interest		23
Net Carrying Value		223
Discount